Matthews Asia Dividend FundMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 95.2%
	Shares	Value
China/Hong Kong: 28.5%
Tencent Holdings, Ltd.	470,900	$30,088,605
Midea Group Co., Ltd. A Shares	1,102,041	11,934,254
JD.com, Inc. Class A	573,683	11,801,543
Alibaba Group Holding, Ltd.	663,800	10,983,223
AIA Group, Ltd.	1,446,400	10,949,065
Wuliangye Yibin Co., Ltd. A Shares	507,600	9,183,806
Yum China Holdings, Inc.	174,486	9,083,741
Yuexiu Transport Infrastructure, Ltd.	18,682,000	8,528,885
BYD Co., Ltd. H Shares	131,500	6,658,703
PetroChina Co., Ltd. H Shares	7,684,000	6,229,865
China Overseas Property Holdings, Ltd.	8,840,000	6,082,882
China Construction Bank Corp. H Shares	6,737,000	5,970,090
HKT Trust & HKT, Ltd.	4,440,000	5,931,491
Hong Kong Exchanges & Clearing, Ltd.	128,900	5,734,015
Industrial & Commercial Bank of China, Ltd. H Shares	8,027,000	5,727,915
China Merchants Bank Co., Ltd. H Shares	965,000	5,721,444
NARI Technology Co., Ltd. A Shares	1,872,768	5,645,949
Ping An Insurance Group Co. of China, Ltd. H Shares	944,500	5,637,676
Total China/Hong Kong		161,893,152

Japan: 28.2%
ITOCHU Corp.	301,400	13,991,878
Mitsubishi UFJ Financial Group, Inc.	900,400	12,275,890
Suzuki Motor Corp.	927,800	11,388,856
Hikari Tsushin, Inc.	38,100	9,833,394
NEC Corp.	450,500	9,595,977
Tokio Marine Holdings, Inc.	243,100	9,457,279
Ajinomoto Co., Inc.	456,800	9,043,596
Sony Group Corp.	347,700	8,797,855
Shin-Etsu Chemical Co., Ltd.	303,800	8,668,984
ORIX Corp.	412,300	8,608,373
Marubeni Corp.	515,200	8,264,743
Toyota Motor Corp.	460,400	8,138,630
Terumo Corp.	315,300	5,932,697
Mitsui Fudosan Co., Ltd.	651,400	5,833,336
Asahi Group Holdings, Ltd.	447,700	5,720,070
Kajima Corp.	275,600	5,637,514
Bandai Namco Holdings, Inc.	166,800	5,595,719
Tokyo Electron, Ltd.	29,500	4,045,412
SHO-BOND Holdings Co., Ltd.	121,600	3,886,773
Sawai Group Holdings Co., Ltd.	207,600	2,764,021
Denso Corp.	216,900	2,690,986
Total Japan		160,171,983

Taiwan: 9.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,479,469	41,666,271
CTBC Financial Holding Co., Ltd.	4,781,000	5,748,341
Delta Electronics, Inc.	257,000	2,842,487
E Ink Holdings, Inc.	330,000	2,686,466
Total Taiwan		52,943,565

South Korea: 8.5%
Samsung Electronics Co., Ltd.	315,291	12,499,861
SK Telecom Co., Ltd.	262,346	9,881,940

	Shares	Value
Hana Financial Group, Inc.	212,800	$8,688,699
LEENO Industrial, Inc.	46,674	6,073,197
LG Chem, Ltd.	32,706	5,499,984
Macquarie Korea Infrastructure Fund	740,348	5,468,672
Total South Korea		48,112,353

India: 7.5%
Tata Consultancy Services, Ltd.	288,908	12,153,370
HDFC Bank, Ltd.	451,292	9,619,837
Power Grid Corp. of India, Ltd.	2,496,883	8,449,848
Bharti Airtel, Ltd.	308,290	6,232,479
Hindustan Unilever, Ltd.	225,737	5,961,104
Total India		42,416,638

Australia: 7.1%
Telstra Group, Ltd.	3,364,959	8,889,501
Commonwealth Bank of Australia	93,366	8,878,535
ANZ Group Holdings, Ltd.	472,680	8,654,333
BHP Group, Ltd.	345,961	8,394,101
CSL, Ltd.	35,948	5,657,829
Total Australia		40,474,299

Singapore: 3.1%
United Overseas Bank, Ltd.	207,800	5,863,391
Singapore Telecommunications, Ltd.	2,292,700	5,815,098
DBS Group Holdings, Ltd.	168,800	5,796,816
Total Singapore		17,475,305

Indonesia: 1.1%
PT Bank Rakyat Indonesia Persero Tbk	25,289,284	6,113,229
Total Indonesia		6,113,229

Macau: 1.0%
Galaxy Entertainment Group, Ltd.	1,399,000	5,467,275
Total Macau		5,467,275

Thailand: 0.9%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	8,324,900	5,353,822
Total Thailand		5,353,822

Total Investments: 95.2%		540,421,621
(Cost $515,218,784)
CASH AND OTHER ASSETS, LESS LIABILITIES: 4.8%		27,444,603
Net Assets: 100.0%		$567,866,224

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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